Non-ControllingInterest in Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2019
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Non-ControllingInterest in Consolidated Subsidiaries
Note 22.
Non-Controlling
Interest in Consolidated Subsidiaries
An analysis of FEMSA’s
non-controlling
interest in its consolidated subsidiaries for the years ended December 31, 2019 and 2018 is as follows:

	December 31, 2019		December 31, 2018
Coca-Cola FEMSA	Ps.	72,649	Ps.	73,776
Other		1,113		4,713

	Ps.	73,762	Ps.	78,489

The changes in the FEMSA’s
non-controlling
interest were as follows:

	2019		2018		2017
Balance at beginning of the period	Ps.	78,489	Ps.	86,621	Ps.	74,266
Net income of non-controlling interest		7,349		9,089		(5,202)
Other comprehensive income (loss):		(4,552)		(4,080)		7,240
Exchange differences on translation of foreign operation		(3,833)		(4,016)		7,349
Remeasurements of the net defined benefits liability		(271)		155		30
Valuation of the effective portion of derivative financial instruments		(448)		(219)		(139)
Dividends		(3,945)		(3,713)		(3,622)
Share based payment		(12)		31		50
Acquisition of Socofar non-controlling interest		(3,530)		—		—
Other acquisitions and remeasurements		32		413		(50)
(Derecognition) contribution from non-controlling interest		—		(11,140)		11,072
Accounting standard adoption effects (“IFRIC 23 and IFRS 9”)		(69)		(150)		—
Adoption of IAS 29 for Argentina		—		1,418		—
Capitalization of issued shares to former owners of Vonpar in Coca-Cola FEMSA		—		—		2,867

Balance at end of the period	Ps.	73,762	Ps.	78,489	Ps.	86,621

Non-controlling
interest’s accumulated other comprehensive income is comprised as follows:

	December 31, 2019		December 31, 2018
Exchange differences on translation foreign operation	Ps.	(699)	Ps.	3,134
Remeasurements of the net defined benefits liability		(390)		(119)
Valuation of the effective portion of derivative financial instruments		(611)		(163)

Accumulated other comprehensive income	Ps.	(1,700)	Ps.	2,852

Coca-Cola FEMSA shareholders, especially the Coca-Cola Company which hold Series D shares, have some protective rights about investing in or disposing of significant businesses. However, these rights do not limit the continued normal operations of Coca-Cola FEMSA.
Summarized financial information in respect of Coca-Cola FEMSA is set out below:

	December 31, 2019		December 31, 2018
Total current assets	Ps.	56,796	Ps.	57,490
Total non-current assets		201,043		206,297
Total current liabilities		51,010		45,524
Total non-current liabilities		77,144		86,513
Total revenue	Ps.	194,471	Ps.	182,342
Consolidated net (loss) income for continuing operations		12,630		11,704
Consolidated net income from discontinued operations		—		3,366
Consolidated comprehensive income for continuing operations	Ps.	5,489	Ps.	3,563
Consolidated comprehensive income from discontinued operations		—		3,056
Net cash flow generated from operating activities for continuing operations		31,289		27,581
Net cash flow generated from operating activities from discontinued operations		—		1,308
Net cash flow used in investing activities for continuing operations		(10,744)		(8,291)
Net cash flow used in investing activities from discontinued operations		—		(962)
Net cash flow used in financing activities for continuing operations		(22,794)		(14,235)
Net cash flow used in financing activities from discontinued operations		—		(37)
22.1 Options embedded from past acquisitions
FEMSA Comercio – Health Division entered into option transactions regarding the remaining 40%
non-controlling
interest not held by FEMSA Comercio – Health Division. The former controlling shareholders of Socofar may be able to put some or all of that interest to FEMSA Comercio – Health Division beginning (i)
42-months
after the initial acquisition, upon the occurrence of certain events and (ii) 60 months after the initial acquisition, in any event, FEMSA Comercio – Health Division can call the remaining 40%
non-controlling
interest beginning on the seventh anniversary of the initial acquisition date. Both of these options would be exercisable at the then fair value of the interest and shall remain indefinitely.
On December 13, 2019, the former controlling shareholders of Socofar exercised their put option to sell the remaining 40%
non-controlling
interest to FEMSA Comercio – Health Division at the fair value of the interest. As of December 31, 2019 the Company recognized a loss in the consolidated statements of changes in equity and Socofar has been included 100% in the consolidated statements of financial position.
The former controlling shareholders of Open Market retain a put for their remaining 20%
non-controlling
interest that can be exercised (i) at any time after the acquisition date upon the occurrence of certain events and (ii) annually from January through April, after the third anniversary of the acquisition date. In any event, the Company through one of its subsidiaries can call the remaining 20%
non-controlling
interest annually from January through April, after the fifth anniversary of the acquisition date. Both options would be exercisable at the then fair value of the interest and shall remain indefinitely.